Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Basic and Diluted Earnings Per Share

The information related to basic and diluted earnings per share is as follows:

	2010	2011	2012
Numerator:
Net loss from continuing operations	$(2,306)	$(3,747)	$(678)
Net profit/loss from discontinued operations	(44,333)	(9,712)	9,430

Net profit/(loss)	$(46,639)	$(13,459)	$8,752
Denominator:
Weighted average shares outstanding — Basic	20,796,789	20,994,015	22,545,989
— Diluted	20,796,789	20,994,015	22,784,302
Earnings / (loss) per share:
Basic
Continuing operations	$(0.11)	$(0.18)	$(0.03)
Discontinued operations	$(2.13)	$(0.46)	$0.42

	$(2.24)	$(0.64)	$0.39
Diluted
Continuing operations	$(0.11)	$(0.18)	$(0.03)
Discontinued operations	$(2.13)	$(0.46)	$0.41

	$(2.24)	$(0.64)	$0.38